Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

March 31, 2021

VNR-QTLY-0521
1.814635.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Energy Equipment & Services - 10.0%
Oil & Gas Drilling - 0.9%
Nabors Industries Ltd.	7,480	$699,006
Odfjell Drilling Ltd. (a)	436,630	1,041,400
Patterson-UTI Energy, Inc.	43,930	313,221
Shelf Drilling Ltd. (a)(b)	334,023	217,914
		2,271,541
Oil & Gas Equipment & Services - 9.1%
Baker Hughes Co. Class A	297,980	6,439,348
Cactus, Inc.	21,300	652,206
Championx Corp. (a)	69,930	1,519,579
Nextier Oilfield Solutions, Inc. (a)	457,840	1,703,165
Oceaneering International, Inc. (a)	117,090	1,337,168
ProPetro Holding Corp. (a)	267,690	2,853,575
RigNet, Inc. (a)	48,580	423,618
Schlumberger Ltd.	118,759	3,229,057
Technip Energies NV (a)	90,802	1,378,961
TechnipFMC PLC	432,600	3,339,672
		22,876,349

TOTAL ENERGY EQUIPMENT & SERVICES		25,147,890

Food Products - 0.6%
Agricultural Products - 0.6%
Darling Ingredients, Inc. (a)	21,760	1,601,101
Independent Power and Renewable Electricity Producers - 2.0%
Independent Power Producers & Energy Traders - 2.0%
The AES Corp.	15,040	403,222
Vistra Corp.	253,990	4,490,543
		4,893,765
Oil, Gas & Consumable Fuels - 85.9%
Coal & Consumable Fuels - 0.2%
Enviva Partners LP	8,370	404,522
Integrated Oil & Gas - 39.2%
BP PLC sponsored ADR	555,250	13,520,338
Chevron Corp.	312,810	32,779,358
Exxon Mobil Corp.	565,458	31,569,520
Occidental Petroleum Corp.	143,640	3,823,697
Occidental Petroleum Corp. warrants 8/3/27 (a)	11,000	131,010
Royal Dutch Shell PLC Class B sponsored ADR	254,590	9,376,550
Suncor Energy, Inc.	224,480	4,692,520
Total SA sponsored ADR	63,740	2,966,460
		98,859,453
Oil & Gas Exploration & Production - 28.3%
APA Corp.	352,790	6,314,941
Callon Petroleum Co. (a)(c)	16,645	641,665
Canadian Natural Resources Ltd.	249,350	7,708,481
Cimarex Energy Co.	68,130	4,046,241
ConocoPhillips Co.	181,659	9,622,477
Devon Energy Corp.	253,860	5,546,841
EOG Resources, Inc.	145,282	10,537,303
Hess Corp.	59,770	4,229,325
Magnolia Oil & Gas Corp. Class A (a)	106,000	1,216,880
National Energy Services Reunited Corp. (a)	229,570	2,839,781
Northern Oil & Gas, Inc. (a)	32,230	389,338
PDC Energy, Inc. (a)	137,714	4,737,362
Pioneer Natural Resources Co.	80,134	12,726,882
Viper Energy Partners LP	48,730	709,509
		71,267,026
Oil & Gas Refining & Marketing - 9.2%
Marathon Petroleum Corp.	167,276	8,947,593
Phillips 66 Co.	72,032	5,873,489
Renewable Energy Group, Inc. (a)	9,320	615,493
Valero Energy Corp.	108,980	7,802,968
		23,239,543
Oil & Gas Storage & Transport - 9.0%
Cheniere Energy, Inc. (a)	178,510	12,854,505
Enterprise Products Partners LP	108,690	2,393,354
Golar LNG Ltd. (a)	95,840	980,443
Noble Midstream Partners LP	66,519	964,526
Teekay LNG Partners LP	87,630	1,260,996
The Williams Companies, Inc.	179,470	4,251,644
		22,705,468

TOTAL OIL, GAS & CONSUMABLE FUELS		216,476,012

TOTAL COMMON STOCKS
(Cost $228,966,227)		248,118,768

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.06% (d)	3,096,821	3,097,441
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	473,029	473,076
TOTAL MONEY MARKET FUNDS
(Cost $3,570,517)		3,570,517
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $232,536,744)		251,689,285
NET OTHER ASSETS (LIABILITIES) - 0.1%		309,915
NET ASSETS - 100%		$251,999,200

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,914 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$579
Fidelity Securities Lending Cash Central Fund	619
Total	$1,198

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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